Taxation - Changes in uncertain tax position (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of the year	¥ 14,421
Lapse of statutes of limitations	(12,319)
Balance at end of the year	¥ 2,102